Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023
Summary of Significant Accounting Policies
Cash equivalents	$ 0	$ 0
Patents
Summary of Significant Accounting Policies
Finite-Lived intangible assets, remaining amortization period		22 years
Amortization of intangible assets	$ 100,000